SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Dec. 31, 2016
Principles of Consolidation

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates in Preparation of Financial Statements

Use of Estimates in Preparation of Financial Statements

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. See Note 11 for a discussion of fair value estimates.

Revenue Recognition

Revenue Recognition

        The Company recognizes video, high-speed data, and voice services revenues as the services are provided to customers. Revenue received from customers who purchase bundled services at a discounted rate is allocated to each product in a pro-rata manner based on the individual product's selling price (generally, the price at which the product is regularly sold on a standalone basis). Installation revenue for the Company's video, consumer high-speed data and VoIP services is recognized as installations are completed, as direct selling costs have exceeded this revenue in all periods reported. Advertising revenues are recognized when commercials are aired.

        Revenues derived from other sources are recognized when services are provided or events occur.

Multiple-Element Transactions

Multiple-Element Transactions

        In the normal course of business, the Company may enter into multiple-element transactions where it is simultaneously both a customer and a vendor with the same counterparty or in which it purchases multiple products and/or services, or settles outstanding items contemporaneous with the purchase of a product or service from a single counterparty. The Company's policy for accounting for each transaction negotiated contemporaneously is to record each deliverable of the transaction based on its best estimate of selling price in a manner consistent with that used to determine the price to sell each deliverable on a standalone basis. In determining the fair value of the respective deliverable, the Company will utilize quoted market prices (as available), historical transactions or comparable transactions.

Gross Versus Net Revenue Recognition
In the normal course of business, the Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers.  The Company's policy is that, in instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis.  That is, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customer are recorded as revenue.

Gross Versus Net Revenue Recognition

        In the normal course of business, the Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers. The Company's policy is that, in instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis. That is, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customer are recorded as revenue. For the year ended December 31, 2016, the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $154,732.

Technical and Operating Expenses			Technical and Operating Expenses Costs of revenue related to sales of services are classified as "programming and other direct costs" in the accompanying consolidated statement of operations.
Programming Costs

Programming Costs

        Programming expenses related to the Company's video service represent fees paid to programming distributors to license the programming distributed to subscribers. This programming is acquired generally under multi-year distribution agreements, with rates usually based on the number of subscribers that receive the programming. If there are periods when an existing distribution agreement has expired and the parties have not finalized negotiations of either a renewal of that agreement or a new agreement for certain periods of time, the Company continues to carry and pay for these services until execution of definitive replacement agreements or renewals. The amount of programming expense recorded during the interim period is based on the Company's estimates of the ultimate contractual agreement expected to be reached, which is based on several factors, including previous contractual rates, customary rate increases and the current status of negotiations. Such estimates are adjusted as negotiations progress until new programming terms are finalized.

        In addition, the Company has received, or may receive, incentives from programming distributors for carriage of the distributors' programming. The Company generally recognizes these incentives as a reduction of programming costs in "programming and other direct costs", generally over the term of the distribution agreement.

Advertising Expenses

Advertising Expenses

        Advertising costs are charged to expense when incurred and are reflected in "other operating expenses" in the accompanying consolidated statement of operations. Advertising costs amounted to $135,513 for the year ended December 31, 2016.

Share-Based Compensation

Share-Based Compensation

        Share-based compensation cost relates to awards of units in a carried unit plan. For carried interest units, the Company measures share-based compensation cost at the grant date fair value and recognizes the expense over the requisite service period or when it is probable any related performance condition will be met. For carried interest units with graded vesting requirement, compensation cost is recognized on an accelerated method under the graded vesting method over the requisite service period for the carried interest unit. Carried interest units that vest entirely at the end of the vesting requirement are expensed on a straight-line basis.

        The Company estimates the fair value of carried interest units using an option pricing model. Key inputs that are used in applying the option pricing method are total equity value, equity volatility, risk free rate and time to liquidity event. The estimate of total equity value is determined using a combination of the income approach, which incorporates cash flow projections that are discounted at an appropriate rate, and the market approach, which involves applying a market multiple to the Company's projected operating results. The Company estimates volatility based on the historical equity volatility of comparable publicly-traded companies. Because there has been no public market for our equity prior to this offering, the estimates and assumptions the Company uses in the share-based compensation valuations are highly complex and subjective. Following the offering, such subjective valuations and estimates will no longer be necessary because we will rely on the market price of the Company's common stock to determine the fair value of share-based compensation awards. See Note 14 to the consolidated financial statements for additional information about our share-based compensation.

Income Taxes

Income Taxes

        The Company's provision for income taxes is based on current period income, changes in deferred tax assets and liabilities and changes in estimates with regard to uncertain tax positions. Deferred tax assets are subject to an ongoing assessment of realizability. The Company provides deferred taxes for the outside basis difference of its investment in partnerships.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company's cash investments are placed with money market funds and financial institutions that are investment grade as rated by Standard & Poor's and Moody's Investors Service. The Company selects money market funds that predominantly invest in marketable, direct obligations issued or guaranteed by the United States government or its agencies, commercial paper, fully collateralized repurchase agreements, certificates of deposit, and time deposits.

        The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents. The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.

Accounts Receivable

Accounts Receivable

        Accounts receivable are recorded at net realizable value. The Company periodically assesses the adequacy of valuation allowances for uncollectible accounts receivable by evaluating the collectability of outstanding receivables and general factors such as historical collection experience, length of time individual receivables are past due, and the economic and competitive environment.

Investments

Investments

        Investment securities and investment securities pledged as collateral are classified as trading securities and are stated at fair value with realized and unrealized holding gains and losses included in net income.

Long-Lived Assets

Long-Lived Assets and Amortizable Intangible Assets

        Property, plant and equipment, including construction materials, are carried at cost, and include all direct costs and certain indirect costs associated with the construction of cable systems, and the costs of new equipment installations. Equipment under capital leases is recorded at the present value of the total minimum lease payments. Depreciation on equipment is calculated on the straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization (including impairments) in the consolidated statements of operations.

        The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software. Capitalized software costs are amortized over the estimated useful life of the software and reported in depreciation and amortization (including impairments).

Amortizable Intangible Assets

        Customer relationships, trade names and other intangibles established in connection with acquisitions that are finite-lived are amortized in a manner that reflects the pattern in which the projected net cash inflows to the Company are expected to occur, such as the sum of the years' digits method, or when such pattern does not exist, using the straight-line basis over their respective estimated useful lives.

Impairment of Long-Lived Assets and Amortizable Intangible Assets

        The Company reviews its long-lived assets (property, plant and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

        Goodwill and the value of franchises, trademarks, and certain other intangibles acquired in purchase business combinations which have indefinite useful lives are not amortized. Rather, such assets are tested for impairment annually or upon the occurrence of a triggering event.

        The Company assesses qualitative factors for its reporting units that carry goodwill. If the qualitative assessment results in a conclusion that it is more likely than not that the fair value of a reporting unit exceeds the carrying value, then no further testing is performed for that reporting unit.

        When the qualitative assessment is not used, or if the qualitative assessment is not conclusive and it is necessary to calculate the fair value of a reporting unit, then the impairment analysis for goodwill is performed at the reporting unit level using a two-step approach. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of the reporting unit with its carrying amount, including goodwill utilizing an enterprise-value based premise approach. If the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill which would be recognized in a business combination.

        The Company assesses qualitative factors to determine whether it is necessary to perform the one-step quantitative identifiable indefinite-lived intangible assets impairment test. This quantitative test is required only if the Company concludes that it is more likely than not that a unit of accounting's fair value is less than its carrying amount. When the qualitative assessment is not used, or if the qualitative assessment is not conclusive, the impairment test for other intangible assets not subject to amortization requires a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Deferred Financing Costs			Deferred Financing Costs Deferred financing costs are being amortized to interest expense using the effective interest method over the terms of the related debt.
Derivative Financial Instruments

Derivative Financial Instruments

        The Company accounts for derivative financial instruments as either assets or liabilities measured at fair value. The Company uses derivative instruments to manage its exposure to market risks from changes in certain equity prices and interest rates and does not hold or issue derivative instruments for speculative or trading purposes. These derivative instruments are not designated as hedges, and changes in the fair values of these derivatives are recognized in the statement of operations as gains (losses) on derivative contracts.

Commitments and Contingencies

Commitments and Contingencies

        Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when the Company believes it is probable that a liability has been incurred and the amount of the contingency can be reasonably estimated.

Recently Adopted Accounting Pronouncements and Recently Issued But Not Yet Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncement
In March 2016, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which provides simplification of income tax accounting for share-based payment awards. The new guidance became effective for the Company on January 1, 2017. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value will be applied using the modified retrospective transition method. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term were applied prospectively. The Company elected to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using the prospective transition method. In connection with the adoption on January 1, 2017, a deferred tax asset of approximately $308,231 for previously unrealized excess tax benefits was recognized with the offset recorded to accumulated deficit.
Recently Issued But Not Yet Adopted Accounting Pronouncements
In May 2017, the FASB issued ASU No. 2017‑09, Compensation- Stock Compensation (Topic 718). ASU No. 2017‑09 provides clarity and guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. ASU No. 2017‑09 becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied prospectively.
In March 2017, the FASB issued ASU No. 2017‑07 Compensation-Retirement Benefits (Topic 715). ASU No. 2017‑07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. It also provides guidance on how to present the service cost component and the other components of net benefit cost in the income statement and what component of net benefit cost is eligible for capitalization. ASU No. 2017‑07 becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2017‑07 will have on its consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017‑04, Intangibles-Goodwill and Other (Topic 350). ASU No. 2017‑04 simplifies the subsequent measurement of goodwill by removing the second step of the two‑step impairment test. The amendment requires an entity to perform its annual, or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. ASU No. 2017‑04 becomes effective for the Company on January 1, 2020 with early adoption permitted and will be applied prospectively.
In January 2017, the FASB issued ASU No. 2017‑01, Business Combinations (Topic 805), Clarifying the Definition of a Business, which amends Topic 805 to interpret the definition of a business by adding guidance to assist in evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied prospectively.
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. ASU No. 2016-15 also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2016-15 will have on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases, which increases transparency and comparability by recognizing a lessee’s rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied using the modified retrospective method. The Company has not yet completed the evaluation of the effect that ASU No. 2016-02 will have on its consolidated financial statements.
In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments - Overall (Subtopic 825-10), Recognition and Measurement of Financial Assets and Financial Liabilities.  ASU No. 2016-01 modifies how entities measure certain equity investments and also modifies the recognition of changes in the fair value of financial liabilities measured under the fair value option. Entities will be required to measure equity investments that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes in fair value in net income. For financial liabilities measured using the fair value option, entities will be required to record changes in fair value caused by a change in instrument-specific credit risk (own credit risk) separately in other comprehensive income. ASU No. 2016-01 becomes effective for the Company on January 1, 2018.  The Company has not yet completed the evaluation of the effect that ASU No. 2016-01 will have on its consolidated financial statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective and allows the use of either the retrospective or cumulative effect transition method. In August 2015, the FASB issued ASU No. 2015-14 that approved deferring the effective date by one year so that ASU No. 2014-09 would become effective for the Company on January 1, 2018. The FASB also approved, in July 2015, permitting the early adoption of ASU No. 2014-09, but not before the original effective date for the Company of January 1, 2017.
In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in order to clarify the Codification and to correct any unintended application of the guidance. These items are not expected to have a significant effect on the current accounting standard. The amendments in this update affect the guidance in ASU No. 2014-09, which is not yet effective. ASU No. 2014-09 will be effective January 1, 2018 for the Company, reflecting the one-year deferral.  Early adoption of the standard is permitted but not before the original effective date. Companies can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company is in the process of evaluating the impact that the adoption of ASU No. 2014-09 will have on its consolidated financial statements and selecting the method of transition to the new standard. The Company currently expects the adoption to impact the timing of the recognition of residential installation revenue and the recognition of commission expenses.

Recently Adopted Accounting Pronouncements

        In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that the statement of cash flows disclose the change during the period in the total of cash, cash equivalents, restricted cash and restricted cash equivalents. Restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. ASU No. 2016-18 provides specific guidance on the presentation of restricted cash in the statement of cash flows. The new guidance was adopted as of December 31, 2016.

        In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-17 (Topic 740), Balance Sheet Classification of Deferred Taxes. This ASU amends existing guidance to require the presentation of deferred tax liabilities and assets as noncurrent within a classified statement of financial position. ASU No. 2015-17 was adopted by the Company in the fourth quarter 2016 and was applied prospectively to all deferred tax liabilities and assets.

        In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Prior to the issuance of the standard, entities were required to retrospectively apply adjustments made to provisional amounts recognized in a business combination. ASU No. 2015-16 was adopted by the Company on January 1, 2016.

        In April 2015, the FASB issued ASU No. 2015-05, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. ASU No. 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. ASU No. 2015-05 was adopted by the Company on January 1, 2016 and did not have a material impact on the Company's consolidated financial statements.

        In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. In August 2015, the FASB issued ASU No. 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, which clarifies the treatment of debt issuance costs from line-of-credit arrangements after adoption of ASU No. 2015-03. ASU No. 2015-15 clarifies that the Securities and Exchange Commission staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU No. 2015-03 was adopted by the Company on January 1, 2016.

        In August 2014, the FASB issued ASU No. 2014-15, Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern, and to provide certain disclosures when it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. ASU No. 2014-15 was adopted by the Company for the annual period ended December 31, 2016.

        In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period. ASU No. 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. ASU No. 2014-12 was adopted by the Company on January 1, 2016 on a prospective basis and did not have any impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Adopted Accounting Pronouncements

        In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective and allows the use of either the retrospective or cumulative effect transition method. In August 2015, the FASB issued ASU No. 2015-14 that approved deferring the effective date by one year so that ASU No. 2014-09 would become effective for the Company on January 1, 2018. The FASB also approved, in July 2015, permitting the early adoption of ASU No. 2014-09, but not before the original effective date for the Company of January 1, 2017.

        In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in order to clarify the Codification and to correct any unintended application of the guidance. These items are not expected to have a significant effect on the current accounting standard. The amendments in this update affect the guidance in ASU No. 2014-09, which is not yet effective. ASU No. 2014-09 will be effective, reflecting the one-year deferral, for interim and annual periods beginning after December 15, 2017 (January 1, 2018 for the Company). Early adoption of the standard is permitted but not before the original effective date. Companies can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company is in the process of evaluating the impact that the adoption of ASU No. 2014-09 will have on its consolidated financial statements and selecting the method of transition to the new standard. We currently expect the adoption to impact the timing of the recognition of residential installation revenue and the recognition of commission expenses.

        In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. ASU No. 2016-15 also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2016-15 will have on its consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which provides simplification of income tax accounting for share-based payment awards. The new guidance becomes effective for the Company on January 1, 2017 with early adoption permitted. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value will be applied using the modified retrospective transition method. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term will be applied prospectively. The Company may elect to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using either a prospective transition method or a retrospective transition method. In connection with the adoption on January 1, 2017, a deferred tax asset of approximately $309,000 for previously unrealized excess tax benefits will be recognized with the offset recorded to accumulated deficit.

        In February 2016, the FASB issued ASU 2016-02, Leases, which increases transparency and comparability by recognizing a lessee's rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied using the modified retrospective method. The Company has not yet completed the evaluation of the effect that ASU No. 2016-02 will have on its consolidated financial statements.

        In March 2017, the FASB issued ASU No. 2017-07 Compensation—Retirement Benefits (Topic 715). ASU No. 2017-07 requires that an employer disaggregate the service cost component from the other components of net benefit cost. It also provides guidance on how to present the service cost component and the other components of net benefit cost in the income statement and what component of net benefit cost is eligible for capitalization. ASU No. 2017-07 becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2017-07 will have on its consolidated financial statements.

Cablevision Systems Corporation And Subsidiaries
Principles of Consolidation

Principles of Consolidation

        The accompanying consolidated financial statements of Cablevision include the accounts of Cablevision and its majority-owned subsidiaries. Cablevision has no business operations independent of CSC Holdings, whose operating results and financial position are consolidated into Cablevision. All significant intercompany transactions and balances between Cablevision and CSC Holdings and their respective consolidated subsidiaries are eliminated in consolidation.

Use of Estimates in Preparation of Financial Statements

Use of Estimates in Preparation of Financial Statements

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. See Note 12 for a discussion of fair value estimates.

Reclassifications	Reclassifications Certain reclassifications have been made in the consolidated financial statements in the 2014 and 2015 financial statements to conform to the 2016 presentation.
Revenue Recognition

Revenue Recognition

        The Company recognizes video, high-speed data, and voice services revenues as the services are provided to customers. Revenue received from customers who purchase bundled services at a discounted rate is allocated to each product in a pro-rata manner based on the individual product's selling price (generally, the price at which the product is regularly sold on a standalone basis). Installation revenue for the Company's video, consumer high-speed data and VoIP services is recognized as installations are completed, as direct selling costs have exceeded this revenue in all periods reported. Advertising revenues are recognized when commercials are aired.

        Revenues derived from other sources are recognized when services are provided or events occur.

Multiple-Element Transactions

Multiple-Element Transactions

        In the normal course of business, the Company may enter into multiple-element transactions where it is simultaneously both a customer and a vendor with the same counterparty or in which it purchases multiple products and/or services, or settles outstanding items contemporaneous with the purchase of a product or service from a single counterparty. The Company's policy for accounting for each transaction negotiated contemporaneously is to record each deliverable of the transaction based on its best estimate of selling price in a manner consistent with that used to determine the price to sell each deliverable on a standalone basis. In determining the fair value of the respective deliverable, the Company will utilize quoted market prices (as available), historical transactions or comparable transactions.

Gross Versus Net Revenue Recognition

Gross Versus Net Revenue Recognition

        In the normal course of business, the Company is assessed non-income related taxes by governmental authorities, including franchising authorities (generally under multi-year agreements), and collects such taxes from its customers. The Company's policy is that, in instances where the tax is being assessed directly on the Company, amounts paid to the governmental authorities and amounts received from the customers are recorded on a gross basis. That is, amounts paid to the governmental authorities are recorded as programming and other direct costs and amounts received from the customer are recorded as revenue. For the period January 1, 2016 through June 20, 2016 and for the years ended December 31, 2015 and 2014, the amount of franchise fees and certain other taxes and fees included as a component of revenue aggregated $95,432, $199,701 and $178,630, respectively.

Technical and Operating Expenses	Technical and Operating Expenses Costs of revenue related to sales of services are classified as "programming and other direct costs" in the accompanying consolidated statements of operations.
Programming Costs

Programming Costs

        Programming expenses related to the Company's video service represent fees paid to programming distributors to license the programming distributed to subscribers. This programming is acquired generally under multi-year distribution agreements, with rates usually based on the number of subscribers that receive the programming. There have been periods when an existing distribution agreement has expired and the parties have not finalized negotiations of either a renewal of that agreement or a new agreement for certain periods of time. In substantially all these instances, the Company continues to carry and pay for these services until execution of definitive replacement agreements or renewals. The amount of programming expense recorded during the interim period is based on the Company's estimates of the ultimate contractual agreement expected to be reached, which is based on several factors, including previous contractual rates, customary rate increases and the current status of negotiations. Such estimates are adjusted as negotiations progress until new programming terms are finalized.

        In addition, the Company has received, or may receive, incentives from programming distributors for carriage of the distributors' programming. The Company generally recognizes these incentives as a reduction of programming costs in "programming and other direct costs", generally over the term of the distribution agreement.

Advertising Expenses

Advertising Expenses

        Advertising costs are charged to expense when incurred and are reflected in "other operating expenses" in the accompanying consolidated statements of operations. Advertising costs amounted to $62,760, $160,671, and $156,228 for the period January 1, 2016 through June 20, 2016 and for the years ended December 31, 2015 and 2014, respectively.

Share-Based Compensation

Share-Based Compensation

        Share-based compensation expense is based on the fair value of the portion of share-based payment awards that are ultimately expected to vest. For share-based compensation awards that can be settled in cash, the Company recognizes compensation expense based on the estimated fair value of the award at each reporting period.

        For options and performance based option awards, Cablevision recognized compensation expense based on the estimated grant date fair value using the Black-Scholes valuation model. For options not subject to performance based vesting conditions, Cablevision recognized the compensation expense using a straight-line amortization method. For options subject to performance based vesting conditions, Cablevision recognized compensation expense based on the probable outcome of the performance criteria over the requisite service period for each tranche of awards.

        For restricted shares, Cablevision recognized compensation expense using a straight-line amortization method based on the grant date price of CNYG Class A common stock over the vesting period. For restricted stock units granted to non-employee director which vested 100% on the date of grant, compensation expense was recognized on the date of grant based on the grant date price of CNYG Class A common stock.

        For performance based restricted stock units ("PSUs") which cliff vested in three years, Cablevision recognized compensation expense on a straight-line basis over the vesting period based on the estimated number of shares of CNYG Class A common stock expected to be issued.

Income Taxes

Income Taxes

        The Company's provision for income taxes is based on current period income, changes in deferred tax assets and liabilities and changes in estimates with regard to uncertain tax positions. Deferred tax assets are subject to an ongoing assessment of realizability. The Company provides deferred taxes for the outside basis difference of its investment in partnerships. In the second quarter of 2016, the Company changed its accounting policy on a prospective basis to present interest expense relating to uncertain tax position as additional interest expense.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company's cash investments are placed with money market funds and financial institutions that are investment grade as rated by Standard & Poor's and Moody's Investors Service. The Company selects money market funds that predominantly invest in marketable, direct obligations issued or guaranteed by the United States government or its agencies, commercial paper, fully collateralized repurchase agreements, certificates of deposit, and time deposits.

        The Company considers the balance of its investment in funds that substantially hold securities that mature within three months or less from the date the fund purchases these securities to be cash equivalents. The carrying amount of cash and cash equivalents either approximates fair value due to the short-term maturity of these instruments or are at fair value.

Accounts Receivable

Accounts Receivable

        Accounts receivable are recorded at net realizable value. The Company periodically assesses the adequacy of valuation allowances for uncollectible accounts receivable by evaluating the collectability of outstanding receivables and general factors such as historical collection experience, length of time individual receivables are past due, and the economic and competitive environment.

Investments

Investments

        Investment securities and investment securities pledged as collateral are classified as trading securities and are stated at fair value with realized and unrealized holding gains and losses included in net income.

Long-Lived Assets

Long-Lived Assets and Amortizable Intangible Assets

        Property, plant and equipment, including construction materials, are carried at cost, and include all direct costs and certain indirect costs associated with the construction of cable systems, and the costs of new equipment installations. Equipment under capital leases is recorded at the present value of the total minimum lease payments. Depreciation on equipment is calculated on the straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization (including impairments) in the consolidated statements of operations.

        The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software. Capitalized software costs are amortized over the estimated useful life of the software and reported in depreciation and amortization (including impairments).

        Customer relationships, trade names and other intangibles established in connection with acquisitions that are finite-lived are amortized in a manner that reflects the pattern in which the projected net cash inflows to the Company are expected to occur, such as the sum of the years' digits method, or when such pattern does not exist, using the straight-line basis over their respective estimated useful lives.

        The Company reviews its long-lived assets (property, plant and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

Amortizable Intangible Assets

Long-Lived Assets and Amortizable Intangible Assets

        Property, plant and equipment, including construction materials, are carried at cost, and include all direct costs and certain indirect costs associated with the construction of cable systems, and the costs of new equipment installations. Equipment under capital leases is recorded at the present value of the total minimum lease payments. Depreciation on equipment is calculated on the straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization (including impairments) in the consolidated statements of operations.

        The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software. Capitalized software costs are amortized over the estimated useful life of the software and reported in depreciation and amortization (including impairments).

        Customer relationships, trade names and other intangibles established in connection with acquisitions that are finite-lived are amortized in a manner that reflects the pattern in which the projected net cash inflows to the Company are expected to occur, such as the sum of the years' digits method, or when such pattern does not exist, using the straight-line basis over their respective estimated useful lives.

        The Company reviews its long-lived assets (property, plant and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

Impairment of Long-Lived Assets and Amortizable Intangible Assets

Long-Lived Assets and Amortizable Intangible Assets

        Property, plant and equipment, including construction materials, are carried at cost, and include all direct costs and certain indirect costs associated with the construction of cable systems, and the costs of new equipment installations. Equipment under capital leases is recorded at the present value of the total minimum lease payments. Depreciation on equipment is calculated on the straight-line basis over the estimated useful lives of the assets or, with respect to equipment under capital leases and leasehold improvements, amortized over the shorter of the lease term or the assets' useful lives and reported in depreciation and amortization (including impairments) in the consolidated statements of operations.

        The Company capitalizes certain internal and external costs incurred to acquire or develop internal-use software. Capitalized software costs are amortized over the estimated useful life of the software and reported in depreciation and amortization (including impairments).

        Customer relationships, trade names and other intangibles established in connection with acquisitions that are finite-lived are amortized in a manner that reflects the pattern in which the projected net cash inflows to the Company are expected to occur, such as the sum of the years' digits method, or when such pattern does not exist, using the straight-line basis over their respective estimated useful lives.

        The Company reviews its long-lived assets (property, plant and equipment, and intangible assets subject to amortization that arose from acquisitions) for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected cash flows, undiscounted and without interest, is less than the carrying amount of the asset, an impairment loss is recognized as the amount by which the carrying amount of the asset exceeds its fair value.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

        Goodwill and the value of franchises, trademarks, and certain other intangibles acquired in purchase business combinations which have indefinite useful lives are not amortized. Rather, such assets are tested for impairment annually or upon the occurrence of a triggering event.

        The Company assesses qualitative factors for its reporting units that carry goodwill. If the qualitative assessment results in a conclusion that it is more likely than not that the fair value of a reporting unit exceeds the carrying value, then no further testing is performed for that reporting unit.

        When the qualitative assessment is not used, or if the qualitative assessment is not conclusive and it is necessary to calculate the fair value of a reporting unit, then the impairment analysis for goodwill is performed at the reporting unit level using a two-step approach. The first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of the reporting unit with its carrying amount, including goodwill utilizing an enterprise-value based premise approach. If the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the amount of goodwill impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess. The implied fair value of goodwill is determined in the same manner as the amount of goodwill which would be recognized in a business combination.

        The Company assesses qualitative factors to determine whether it is necessary to perform the one-step quantitative identifiable indefinite-lived intangible assets impairment test. This quantitative test is required only if the Company concludes that it is more likely than not that a unit of accounting's fair value is less than its carrying amount. When the qualitative assessment is not used, or if the qualitative assessment is not conclusive, the impairment test for other intangible assets not subject to amortization requires a comparison of the fair value of the intangible asset with its carrying value. If the carrying value of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Deferred Financing Costs	Deferred Financing Costs Deferred financing costs are being amortized to interest expense using the effective interest method over the terms of the related debt.
Derivative Financial Instruments

Derivative Financial Instruments

        The Company accounts for derivative financial instruments as either assets or liabilities measured at fair value. The Company uses derivative instruments to manage its exposure to market risks from changes in certain equity prices and interest rates and does not hold or issue derivative instruments for speculative or trading purposes. These derivative instruments are not designated as hedges, and changes in the fair values of these derivatives are recognized in the statements of income as gains (losses) on derivative contracts.

Commitments and Contingencies

Commitments and Contingencies

        Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when the Company believes it is probable that a liability has been incurred and the amount of the contingency can be reasonably estimated.

Recently Adopted Accounting Pronouncements and Recently Issued But Not Yet Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

        In November 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-17 (Topic 740), Balance Sheet Classification of Deferred Taxes. This ASU amends existing guidance to require the presentation of deferred tax liabilities and assets as noncurrent within a classified statement of financial position. ASU No. 2015-17 was adopted by the Company as of June 30, 2016 and was applied prospectively to all deferred tax liabilities and assets.

        In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. Prior to the issuance of the standard, entities were required to retrospectively apply adjustments made to provisional amounts recognized in a business combination. ASU No. 2015-16 was adopted by the Company on January 1, 2016.

        In April 2015, the FASB issued ASU No. 2015-05, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. ASU No. 2015-05 provides guidance to customers about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, then the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. ASU No. 2015-05 was adopted by the Company on January 1, 2016 and did not have a material impact on the Company's consolidated financial statements.

        In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. In August 2015, the FASB issued ASU No. 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements, which clarifies the treatment of debt issuance costs from line-of-credit arrangements after adoption of ASU No. 2015-03. ASU No. 2015-15 clarifies that the Securities and Exchange Commission staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. ASU No. 2015-03 was adopted by the Company on January 1, 2016 representing a change in accounting principle and was applied retrospectively to all periods presented. Debt issuance costs, net for the Company of $67,119, as of December 31, 2015 were reclassified from deferred financing costs and presented as a reduction to debt in the consolidated balance sheets.

        Debt issuance costs, net for the Company of $7,588 as of December 31, 2015 relating to its revolving credit facility were not impacted by the adoption of ASU No. 2015-03 and are reflected as long-term assets in the accompanying consolidated balance sheets.

        In August 2014, the FASB issued ASU No. 2014-15, Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern, which requires management to evaluate whether there are conditions or events that raise substantial doubt about the entity's ability to continue as a going concern, and to provide certain disclosures when it is probable that the entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. ASU No. 2014-15 was adopted by the Company on January 1, 2016.

        In June 2014, the FASB issued ASU No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved After the Requisite Service Period. ASU No. 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. ASU No. 2014-12 was adopted by the Company on January 1, 2016 on a prospective basis and did not have any impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Adopted Accounting Pronouncements

        In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, requiring an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU No. 2014-09 will replace most existing revenue recognition guidance in GAAP when it becomes effective and allows the use of either the retrospective or cumulative effect transition method. In August 2015, the FASB issued ASU No. 2015-14 that approved deferring the effective date by one year so that ASU No. 2014-09 would become effective for the Company on January 1, 2018. The FASB also approved, in July 2015, permitting the early adoption of ASU No. 2014-09, but not before the original effective date for the Company of January 1, 2017.

        In December 2016, the FASB issued ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers, in order to clarify the Codification and to correct any unintended application of the guidance. These items are not expected to have a significant effect on the current accounting standard. The amendments in this update affect the guidance in ASU No. 2014-09, which is not yet effective. ASU No. 2014-09 will be effective, reflecting the one-year deferral, for interim and annual periods beginning after December 15, 2017 (January 1, 2018 for the Company). Early adoption of the standard is permitted but not before the original effective date. Companies can transition to the standard either retrospectively or as a cumulative-effect adjustment as of the date of adoption. The Company is in the process of evaluating the impact that the adoption of ASU No. 2014-09 will have on its consolidated financial statements and selecting the method of transition to the new standard. We currently expect the adoption to impact the timing of the recognition of residential installation revenue and the recognition of commission expenses.

        In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires that the statement of cash flows disclose the change during the period in the total of cash, cash equivalents, restricted cash and restricted cash equivalents. Restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of period total amounts shown on the statement of cash flows. ASU No. 2016-18 provides specific guidance on the presentation of restricted cash in the statement of cash flows. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied retrospectively.

        In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments which clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows. ASU No. 2016-15 also clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The new guidance becomes effective for the Company on January 1, 2018 with early adoption permitted and will be applied retrospectively. The Company has not yet completed the evaluation of the effect that ASU No. 2016-15 will have on its consolidated financial statements.

        In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting, which provides simplification of income tax accounting for share-based payment awards. The new guidance becomes effective for the Company on January 1, 2017 with early adoption permitted. Amendments related to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value will be applied using the modified retrospective transition method. Amendments requiring recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term will be applied prospectively. The Company may elect to apply the amendments related to the presentation of excess tax benefits on the statement of cash flows using either a prospective transition method or a retrospective transition method. In connection with the adoption on January 1, 2017, a deferred tax asset of approximately $309,000 for previously unrealized excess tax benefits will be recognized with the offset recorded to accumulated deficit.

        In February 2016, the FASB issued ASU 2016-02, Leases, which increases transparency and comparability by recognizing a lessee's rights and obligations resulting from leases by recording them on the balance sheet as lease assets and lease liabilities. The new guidance becomes effective for the Company on January 1, 2019 with early adoption permitted and will be applied using the modified retrospective method. The Company has not yet completed the evaluation of the effect that ASU No. 2016-02 will have on its consolidated financial statements.